STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
For the nine months ended September 30, 2021 and 2020, the Company incurred stock-based compensation expenses of $1,965 and $1,363, respectively.
2013 Stock Incentive Plan
On December 20, 2013, the Company’s board of directors adopted the 2013 Stock Incentive Plan, or the Plan, which provided for the grant of stock options, both incentive stock options and nonqualified stock options and restricted stock, collectively Equity Awards for up to 3,000,000 shares of common stock in the aggregate.
The Plan may be amended by the Company’s board of directors. If shareholder approval is not obtained within twelve months after any amendment increasing the number of shares authorized under the Plan or changing the class of persons eligible to receive stock options under the Plan, no stock option granted pursuant to such amendments may be incentive stock options and no incentive stock options may be issued pursuant to such amendments thereafter. On November 3, 2020, the Company’s board of directors amended the Plan to increase the maximum number of shares of Common Stock that may be issued under the Plan to 16,727,451. Stockholder approval of such amendments was timely obtained. As of September 30, 2021, there were 2,951,062 shares of common stock available to be issued under the Plan.
Stock options are granted with an exercise price equal to the fair market value on the date of grant. Awards may contain service conditions or service and performance conditions and typically vest over one to four years. Options granted under the Plan expire on the date specified in the applicable Option Agreement, provided that such date may not be later than ten years after the date on which the common stock option is granted (or five years in the case of incentive stock options granted to certain large stockholders), in either case, subject to earlier termination as provided in the Plan or Option Agreement.
During the nine months ended September 30, 2021 and 2020, the Company granted stock options, to purchase 4,075,600 and 2,160,500 shares of common stock with aggregate grant date fair values of $12,075 and $2,112, respectively.
Common Stock Options
The combined stock option activity for the nine months ended September 30, 2021, is as follows:

	Stock Options	Weighted Average Exercise Price
Options outstanding at December 31, 2020	9,250,333	$1.37
Granted	4,075,600	4.92
Exercised	(731,585)	1.09
Canceled and forfeited	(1,555,609)	1.69
Options outstanding at September 30, 2021	11,038,739	2.66
Exercisable at September 30, 2021	4,560,750	1.22
The weighted-average grant date fair value of stock options granted during the nine months ended September 30, 2021, was $2.96 share. The fair value of stock options that vested during the nine months ended September 30, 2021 was $1,420.
As of September 30, 2021, the total unrecognized compensation costs related to non-vested stock options were approximately $13,350 and are expected to be recognized over a weighted average period of 3.3 years.
Stock Compensation Expense
The assumptions used to estimate the grant date fair value using the Black-Scholes option pricing model were as follows:

	Nine Months Ended September 30,
	2021	2020
Risk-free interest rate	0.84%	0.55%
Expected volatility	70.89%	67.13%
Expected term (years)	5.67-6.68	5.57-6.70
Expected dividend yield	—%	—%
The Company has classified stock-based compensation in its condensed consolidated statements of operations and comprehensive loss as follows:

	Nine Months Ended September 30,
	2021	2020
Cost of product revenue	$79	$—
Research and development	711	532
Selling, general, and administrative	1,175	831
Total stock-based compensation expense	$1,965	$1,363
STOCK INCENTIVE PLAN
For the years ended December 31, 2020 and 2019, the Company incurred stock-based compensation expenses of $9,026 and $1,281, respectively.
2013 Stock Incentive Plan
On December 20, 2013, the Company’s board of directors adopted the 2013 Stock Incentive Plan, or the Plan, which provided for the grant of stock options, both incentive stock options and nonqualified stock options and restricted stock, collectively Equity Awards for up to 3,000,000 shares of common stock in the aggregate.
The Plan may be amended by the Company’s board of directors. If shareholder approval is not obtained within twelve months after any amendment increasing the number of shares authorized under the Plan or changing the class of persons eligible to receive stock options under the Plan, no stock option granted pursuant to such amendments may be incentive stock options and no incentive stock options may be issued pursuant to such amendments thereafter. On November 3, 2020, the Board amended the Plan to increase the maximum number of shares of Common Stock that may be issued under the Plan to 16,727,451. Stockholder approval of such amendments was timely obtained. As of December 31, 2020, there were 5,471,053 shares of common stock available to be issued under the Plan.
Stock options are granted with an exercise price equal to the fair market value on the date of grant. Awards may contain service conditions or service and performance conditions and typically vest over one to four years. Options granted under the Plan expire on the date specified in the applicable Option Agreement, provided that such date may not be later than ten years after the date on which the common stock option is granted (or five years in the case of incentive stock options granted to certain large stockholders), in either case, subject to earlier termination as provided in the Plan or Option Agreement.
Common Stock Options
The combined stock option activity for the year ended December 31, 2020, is as follows:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Options outstanding at beginning of year	10,021,444	$1.27	8.64
Granted	2,613,700	$1.66
Exercised	(693,920)	$0.60
Canceled and forfeited	(2,690,891)	$1.48
Options outstanding at end of year	9,250,333	$1.37	8.09	$93
Exercisable at December 31, 2020	3,990,350	$1.10	7.12	$1,117
The weighted-average grant-date fair value of stock options granted during the year ended December 31, 2020, was $1.00 per share. Total stock-based compensation related to stock option awards was $1,772 and $1,281 for the years ended December 31, 2020 and 2019, respectively.
As of December 31, 2020, the total unrecognized compensation costs related to non-vested stock options were approximately $4,590 and are expected to be recognized over a weighted-average period of 2.7 years.
On January 26, 2016, the Company entered into a restricted stock agreement with its CEO for 5,394,000 shares of common stock. Pursuant to this agreement, 2,697,000 shares of common stock vested immediately, and the remaining 2,697,000 shares of common stock vested in 36 monthly installments. The remaining restricted common stock units vested on January 26, 2019, and we recorded stock-based compensation related to the restricted common stock of $12 for the year ended December 31, 2019.
Stock Compensation Expense
The Black Scholes inputs to determine the fair value of stock options granted included the weighted-average assumptions presented below:

	Years Ended December 31,
	2020	2019
Risk-free interest rate	0.54%	1.92%
Expected volatility	67.65%	62.31%
Expected term (years)	5.57—6.70	5.61—10.0
Expected dividend yield	—%	—%
The Company presents the expenses related to stock-based compensation awards in the same expense line items as cash compensation paid to each of its employees as follows:

	Years Ended December 31,
	2020	2019
Research and development	$793	$616
Selling, general and administrative	8,233	665
Total stock-based compensation expense	$9,026	$1,281
Selling, general and administrative stock compensation expenses included $7,254 in connection with the repurchase of common stock from employees for the year ended December 31, 2020, which represented the difference between the purchase price and the fair value of the common stock on the date of the purchase.
See Note 10 for more information.